Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Balances with Parent and Ultimate Parent Companies and Finance Income or Expense

A summary of the balances with the parent and ultimate parent companies and the finance income or expense arising in respect of these balances is set out below:

		2019		2018		2017
	Notes	Asset (liability) at 31 March £m	Finance income (expense) £m	Asset (liability) at 31 March £m	Finance income (expense) £m	Asset (liability) at 31 March £m	Finance income (expense) £m

Amounts owed by (to) parent company
Loan facility – non-current assets investments	21,24	10,436	211	10,318	169	10,191	191
Loan facility – current asset investments	21	211	n/a	168	n/a	192	n/a
Trade and other payables	17	(55)	n/a	(50)	n/a	(63)	n/a
Amounts owed by (to) ultimate parent company[a]
Non-current assets investments	21,24	3,029	61	2,983	34	1,371	28
Non-current liabilities loans	23	(1,061)	(43)	(1,044)	(18)	(1,024)	(25)
Trade and other receivables	16	16	n/a	15	n/a	25	n/a
Trade and other payables	17	(1)	n/a	–	n/a	–	n/a
Current asset investments	21	61	n/a	34	n/a	28	n/a
Current liabilities loans	23	(1,040)	n/a	(18)	n/a	(159)	n/a

[a] During the year we made cash payments of £1,514m to BT Group plc offset by the receipt of £6m from BT Group plc resulting in net cash outflow of £1,508m. In addition there are non cash movements of £41m on non-current asset investments relating to interest on loans, employee share schemes and tax settlements made by BT plc on behalf of BT Group plc.